8. Other Payables (Tables)	12 Months Ended
Dec. 31, 2013
Other Payables Tables
Other payables included in the consolidated balance

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Social welfare accrual	¥9,469,618	¥13,069,295	$2,158,894
Expenses payable to employees	1,682,431	1,458,703	240,961
Payroll taxes payable	3,027,024	2,307,857	381,231
Customer deposit	2,167,296	1,274,676	210,561
Miscellaneous payable	574,052	271,350	44,823
Total other payables	¥16,920,421	¥18,381,881	$3,036,470